Employee Future Benefits - Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 11
Registered
Disclosure of defined benefit plans [line items]
Expected employer contributions	5
Supplemental
Disclosure of defined benefit plans [line items]
Expected employer contributions	4
Other
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 2